Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	28 Months Ended	59 Months Ended	60 Months Ended	83 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
AAM Brentview Dividend Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Brentview Dividend Growth ETF NAV
Average Annual Return, Percent	4.32%
AAM Low Duration Preferred and Income Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Low Duration Preferred and Income Securities ETF NAV
Average Annual Return, Percent		13.07%		2.32%
AAM S&P 500 High Dividend Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM S&P 500 High Dividend Value ETF NAV
Average Annual Return, Percent		32.92%			8.69%	8.06%
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV
Average Annual Return, Percent	3.79%
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Average Annual Return, Percent	0.88%
AAM Transformers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM Transformers ETF NAV
Average Annual Return, Percent		38.80%	17.92%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	5.31%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%		(0.18%)
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities
Average Annual Return, Percent		13.53%		2.73%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		38.02%			15.27%	13.77%
S&P 500 Dividend and Free Cash Flow Yield Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Dividend and Free Cash Flow Yield Index TR
Average Annual Return, Percent		33.53%			9.06%	8.43%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	5.31%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return
Average Annual Return, Percent	7.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	5.31%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return
Average Annual Return, Percent	(0.42%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		38.02%	20.39%
Pence Transformers Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pence Transformers Index Total Return
Average Annual Return, Percent		39.68%	18.62%